Consolidated Statements of Changes in Equity (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total attributable to shareholders of the Bank	$ 552,093	$ 591,902	$ 564,815
Allocated to reserves	220,838	236,761	141,204
Allocated to dividends	$ 165,627	$ 355,141	$ 423,611
Percentage distributed	30.00%	60.00%	75.00%
Number of shares (in Shares)	188,446,126,794	188,446,126,794	188,446,126,794
Dividend per share (in pesos) (in Pesos per share)	$ 0.879	$ 1.885	$ 2.248
Extraordinary Shareholders Meeting [Member]
Total attributable to shareholders of the Bank	$ 552,093
Allocated to reserves	220,838
Allocated to dividends	$ 165,628
Percentage distributed	30.00%
Number of shares (in Shares)	188,446,126,794
Dividend per share (in pesos) (in Pesos per share)	$ 0.879